Exhibit 99.14

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Series Name	2024-6
Collection Period	October 2024
Payment Date	11/20/2024
Transaction Month	2
Anticipated Redemption Date	08/20/2027
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$1,069,212,000.00	4.17%	08/20/2030
Class A-1b	$267,300,000.00	SOFR +0.67%	08/20/2030
Class B	$102,180,000.00	4.42%	08/20/2030
Class C	$61,308,000.00	4.67%	08/20/2030

Total	$1,500,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	11/13/2024
Compound SOFR for Interest Period	4.80563%
Spread over Compounded SOFR	0.67%
Note Interest Rate	5.47563%
Note Balance at the beginning of the Interest Period	$267,300,000.00
Days in the Interest Period	30
Note Monthly Interest	$1,219,696.58

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Series 2024-6 Available Funds and other sources of funds
Series 2024-6 Allocation Percentage x Group One Available Funds	$103,654,784.75
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$103,654,784.75

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$16,348,773.84
Required Reserve Amount	$16,348,773.84
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$16,348,773.84

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$116.84	$116.84	$0.00	$0.00	$103,654,667.91
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$103,653,417.91
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$103,653,417.91
Asset Representations Reviewer Fee	$56.85	$56.85	$0.00	$0.00	$103,653,361.06
Supplemental ARR Fee	$258.78	$258.78	$0.00	$0.00	$103,653,102.28
Servicing Fee	$1,136,443.22	$1,136,443.22	$0.00	$0.00	$102,516,659.06
Class A-1a Note Interest	$3,715,511.70	$3,715,511.70	$0.00	$0.00	$98,801,147.36
Class A-1b Note Interest	$1,219,696.58	$1,219,696.58	$0.00	$0.00	$97,581,450.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,581,450.78
Class B Note Interest	$376,363.00	$376,363.00	$0.00	$0.00	$97,205,087.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$97,205,087.78
Class C Note Interest	$238,590.30	$238,590.30	$0.00	$0.00	$96,966,497.48
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$96,966,497.48
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$96,966,497.48
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$96,966,497.48
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$96,966,497.48
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$96,966,497.48
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$96,966,497.48
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$96,966,497.48
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$96,966,497.48
Class R Interest	$96,966,497.48	$96,966,497.48	$0.00	$0.00	$0.00

Total	$103,654,784.75	$103,654,784.75	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,715,511.70	$0.00	$0.00	$3,715,511.70
Class A-1b	$0.00	$0.00	$1,219,696.58	$0.00	$0.00	$1,219,696.58
Class B	$0.00	$0.00	$376,363.00	$0.00	$0.00	$376,363.00
Class C	$0.00	$0.00	$238,590.30	$0.00	$0.00	$238,590.30

Total	$0.00	$0.00	$5,550,161.58	$0.00	$0.00	$5,550,161.58

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$3.48	$0.00	$3.48
Class A-1b	$1,000.00	$4.56	$0.00	$4.56
Class B	$1,000.00	$3.68	$0.00	$3.68
Class C	$1,000.00	$3.89	$0.00	$3.89

Total	$1,000.00	$3.70	$0.00	$3.70

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,069,212,000.00	1.00	$1,069,212,000.00	1.00
Class A-1b	$267,300,000.00	1.00	$267,300,000.00	1.00
Class B	$102,180,000.00	1.00	$102,180,000.00	1.00
Class C	$61,308,000.00	1.00	$61,308,000.00	1.00

Total	$1,500,000,000.00	1.00	$1,500,000,000.00	1.00

Verizon Master Trust - VZMT 2024-6

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$750,000,000.00
Ending Principal Funding Account Limit	$750,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.